FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	S/ 8,932,269	S/ 6,142,719
Net of financial assets presented in the consolidated statements of financial position	8,932,269	6,142,719
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(5,731,514)	(3,348,477)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(156,757)	(370,892)
Net amount	3,043,998	2,423,350
Receivables from Derivatives [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	987,663	1,500,335
Net of financial assets presented in the consolidated statements of financial position	987,663	1,500,335
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(234,550)	(285,850)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(139,833)	(145,945)
Net amount	613,280	1,068,540
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowings [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	1,410,647	1,101,856
Net of financial assets presented in the consolidated statements of financial position	1,410,647	1,101,856
Related amounts not offset in the consolidated statement of financial position, Financial instruments	0	0
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(16,924)	(224,947)
Net amount	1,393,723	876,909
Investments at Fair Value Through Other Comprehensive Income and Amortized Cost Pledged as Collateral [Member]
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	6,533,959	3,540,528
Net of financial assets presented in the consolidated statements of financial position	6,533,959	3,540,528
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(5,496,964)	(3,062,627)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	0	0
Net amount	S/ 1,036,995	S/ 477,901